Cover	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Document Type	40-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-31819
Entity Registrant Name	GOLD RESERVE INC.
Entity Central Index Key	0001072725
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	999 West Riverside Avenue
Entity Address, Address Line Two	Suite 401
Entity Address, Address Line Three	Spokane, Washington 99201
Entity Address, City or Town	Spokane
Entity Address, State or Province	WA
Entity Address, Country	CA
Entity Address, Postal Zip Code	99201
City Area Code	509
Local Phone Number	623-1500
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	99,548,711
Document Financial Statement Error Correction [Flag]	false
Auditor Name	PricewaterhouseCoopers LLP
Auditor Firm ID	271
Auditor Location	Vancouver, Canada
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	999 West Riverside Avenue
Entity Address, Address Line Two	Suite 401
Entity Address, Address Line Three	Spokane, Washington, 99201
Entity Address, City or Town	Spokane
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	99201
City Area Code	509
Local Phone Number	623-1500
Contact Personnel Name	David P. Onzay